Stockholders Equity (Details) - $ / shares	1 Months Ended		12 Months Ended
	Apr. 22, 2024	Jun. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share price		$ 107.2		$ 8.4	$ 47.6
Risk-free interest rate		5.41%		4.32%	4.77%
Expected life		1 year		6 months	8 months 12 days
Volatility		142.00%		149.00%	135.00%
Level 3 | Warrants liabilities
Share price	$ 25.6		$ 1.0	$ 8.4
Risk-free interest rate	5.39%			4.80%
Expected life	5 years 6 months			4 years 9 months 18 days
Volatility	132.00%			157.00%
Level 3 | Warrants liabilities | Top
Risk-free interest rate			3.68%
Expected life			4 years 7 months 6 days
Volatility			157.00%
Level 3 | Warrants liabilities | Bottom
Risk-free interest rate			3.55%
Expected life			3 years 9 months 18 days
Volatility			145.00%